Contingencies and Commitments (Details) - Schedule of contingent loans and other liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees and sureties
Guarantees and sureties in chilean currency
Guarantees and sureties in foreign currency	348,774	439,669
Letters of credit for goods circulation operations	424,195	450,024
Debt purchase commitments in local currency abroad
Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,230,917	1,952,980
Transactions related to contingent events in foreign currency	466,691	413,974
Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,396,659	1,483,884
Balance of lines of credit on credit card – commercial loans	290,950	261,642
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,457,303	1,350,157
Balance of lines of credit on credit card – consumer loans	6,202,951	5,555,510
Balance of lines of credit and agreed overdraft in current account – due from banks loans
Undrawn credit lines
Balance of lines of credit and agreed overdraft in current account – commercial loans
Balance of lines of credit on credit card – commercial loans
Balance of lines of credit and agreed overdraft in current account – consumer loans
Balance of lines of credit on credit card – consumer loans
Balance of lines of credit and agreed overdraft in current account – due from banks loans
Other commitments
Credits for higher studies Law No. 20,027 (CAE)
Other irrevocable credit commitments	72,355	78,951
Other credit commitments
Total	12,890,795	11,986,791
Transactions on behalf of third parties
Collections	174,238	152,297
Placement or sale of financial instruments
Transferred financial assets managed by the bank
Third-party resources managed by the bank	766,706	749,007
Subtotal	940,944	901,304
Securities custody
Securities safekept by a banking subsidiary	5,593,924	5,232,546
Securities safekept by the Bank	3,646,536	2,459,320
Securities safekept deposited in another entity	14,855,338	12,601,349
Securities issued by the bank
Subtotal	24,095,798	20,293,215
Total	$ 25,036,742	$ 21,194,519